Equity and other Equity Items - Summary of Treasury Shares (Detail) - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of classes of share capital [abstract]
Number of shares Beginning balance	300	300	300
Number of shares Increase	0	0	0
Number of shares Decrease	300	0	0
Number of shares Ending balance	0	300	300
Beginning Balance	¥ 1,385	¥ 1,385	¥ 1,385
Increase	0	0	0
Decrease	1,385	0	0
Ending Balance	¥ 0	¥ 1,385	¥ 1,385